Employees (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Employee Costs

	$ million
	2023	2022	2021
Remuneration	10,648	10,509	9,038
Social security contributions	957	860	819
Retirement benefits (see Note 23)	1,324	1,795	1,696
Share-based compensation (see Note 27)	700	807	539
Total [A]	13,629	13,971	12,092
[A]Excludes employees seconded to joint ventures and associates.

Summary of Average Employee Numbers

	Thousand
	2023	2022	2021
Integrated Gas	6	6	6
Upstream	11	12	13
Marketing	26	17	14
Chemicals and Products	22	21	22
Renewables and Energy Solutions	5	4	3
Corporate	30	27	25
- of which Shell Business Service Centre (SBSC)	23	20	19
Total [B]	100	87	83
[A]Employee numbers are based on headcount.
[B]Excludes employees seconded to joint ventures and associates (2023: 2,000 employees; 2022: 2,000 employees; 2021: 2,000 employees).